UNIT-BASED COMPENSATION - Equity-settled BPY Awards (Details) - Equity-Settled Share-Based Payment Arrangement	6 Months Ended	12 Months Ended
	Jun. 30, 2018 USD ($) shares $ / shares	Dec. 31, 2017 USD ($) shares $ / shares
Number of options
Outstanding, beginning of period (in shares) | shares	13,801,795	16,338,511
Granted (in shares) | shares	0	93,750
Exercised (in shares) | shares	(28,806)	(1,194,569)
Expired/forfeited (in shares) | shares	(166,412)	(1,435,897)
Reclassified (in shares) | shares	(437,151)	0
Outstanding, end of period (in shares) | shares	13,169,426	13,801,795
Exercisable, end of period (in shares) | $	9,636,246	7,352,112
Weighted average exercise price
Outstanding, beginning of period (in usd per share) | $	$ 20.54	$ 20.49
Granted (in usd per share) | $	0.00	22.92
Exercised (in usd per share) | $	$ 17.96	$ 18.97
Forfeited (in usd per share) | $ / shares	$ 22.91	$ 21.51
Reclassified (in usd per share) | $ / shares	$ 22.48	$ 0.00
Outstanding, end of period (in usd per share) | $	$ 20.45	$ 20.54
Exercisable, end of period (in usd per share) | $	$ 20.25	$ 20.22